Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended
	Feb. 28, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
Working interest sold	50.00%	50.00%
Cash received from sale of land	$ 17.4	$ 17.3	$ 10.0	$ 14.0	$ 2.0	$ 2.2	$ 13.7
Carry on future development costs	$ 17.4	$ 17.3